Note 6 - Revenues - Disclosure of Detailed Information About Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Doré	$ 255,723	$ 186,275
Percentage of revenue	100.00%	100.00%
Concentrate	$ 52,697	$ 77,431
Gross revenue	308,420	263,706
Silver	176,783	165,832
Gold	111,058	69,608
Lead	14,369	23,949
Zinc	6,210	4,317
Gross revenue	308,420	263,706
Less: smelting and refining costs	(7,491)	(11,418)
Revenues	$ 300,929	$ 252,288
Doré [member]
Statement Line Items [Line Items]
Percentage of revenue	83.00%	71.00%
Concentrate [member]
Statement Line Items [Line Items]
Percentage of revenue	17.00%	29.00%
Silver [member]
Statement Line Items [Line Items]
Percentage of revenue	57.00%	63.00%
Gold [member]
Statement Line Items [Line Items]
Percentage of revenue	36.00%	26.00%
Lead [member]
Statement Line Items [Line Items]
Percentage of revenue	5.00%	9.00%
Zinc [member]
Statement Line Items [Line Items]
Percentage of revenue	2.00%	2.00%